Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 4,122,659		¥ 5,620,466	¥ 5,018,129	$ 564,802
Total current assets	12,011,870		7,833,378		1,645,619
Long-term deposits	3,059,860		3,924,975		419,199
Long-term investments	825,533		786,911		113,098
Other non-current assets	110,960		180,052		15,201
Total assets	18,382,970		16,228,009		2,518,456
Accounts payable	615,254		616,681		84,288
Deferred revenue	427,702		442,805		58,595
Other current liabilities	0		4,314
Total current liabilities	6,398,532		2,092,020		876,595
Other non-current liabilities	129,051		114,085		17,680
Total liabilities	6,950,297		4,241,219		$ 952,186
Net income	1,039,573		1,957,581	1,484,283
Net cash provided by operating activities	1,639,994	$ 224,678	2,277,161	1,226,891
Net cash provided by investing activities	(558,887)	$ (76,568)	2,413,069	1,715,845
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,060,972		2,622,793
Other current assets	519,462		533,132
Total current assets	1,580,434		3,155,925
Long-term deposits	150,000		150,000
Long-term investments	182,002		295,840
Other non-current assets	184,053		314,121
Total assets	2,096,489		3,915,886
Accounts payable	510,373		521,303
Deferred revenue	394,895		428,547
Other current liabilities	372,044		355,822
Total current liabilities	1,277,312		1,305,672
Other non-current liabilities	9,492		29,279
Total liabilities	1,286,804		1,334,951
Net revenues	9,392,080		11,203,950	12,152,997
Net income	3,117,577		4,179,878	4,593,510
Net cash provided by operating activities	3,347,280		4,118,893	4,445,523
Net cash provided by investing activities	¥ 2,050		¥ 726,076	¥ 451,928